Business Combinations and Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012 Bank East Acquisition [Member]	Nov. 30, 2012 Alternative Investment Solutions Acquisition [Member]	Dec. 31, 2012 FSV Payment Systems Acquisition [Member]	Feb. 28, 2013 Collective Point of Sale Solutions Acquisition [Member]	Nov. 30, 2013 Quintillion Holding Company Limited Acquisition [Member]
Business Acquisition [Line Items]
Value of asset acquired	$ 261	$ 108	$ 243	$ 34	$ 57
Value of liability acquired	$ 252	$ 3	$ 28	$ 4	$ 10